Financial Instruments - Summary of 10% Appreciation Against the Dollar of Main Currencies (Detail) - 10% Percentage Appreciation [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Canadian Dollar [Member]
Disclosure Of Foreign Exchange Risk [Line Items]
Increase/(decrease) in income before taxation	$ (40)	$ (43)
Increase in net assets	1,245	1,111
Euro [Member]
Disclosure Of Foreign Exchange Risk [Line Items]
Increase/(decrease) in income before taxation	65	130
Increase in net assets	1,190	1,086
Australian Dollar [Member]
Disclosure Of Foreign Exchange Risk [Line Items]
Increase/(decrease) in income before taxation	(109)	(24)
Increase in net assets	835	786
Sterling [Member]
Disclosure Of Foreign Exchange Risk [Line Items]
Increase/(decrease) in income before taxation	(46)	(77)
Increase in net assets	$ 779	$ 632